Acquisition of Subsidiaries Accounted for As Business Combination Under Common Control - Additional Information (Details) ¥ in Millions, $ in Millions	Sep. 01, 2018 CNY (¥) shares	Sep. 01, 2018 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Cash consideration for disposal	¥ 1,027	$ 151
Number of share options granted to employee to replace outstanding share options | shares	460,724	460,724
Associates | UEC
Disclosure Of Business Combinations [Line Items]
Number of shares held by Associate as consideration | shares	12,781,204
Cash and cash equivalents acquired	¥ 397
Accounts receivable acquired	39
Accounts payable acquired	16
Other payables and accruals acquired	34
Other net assets acquired	20
Non-controlling interests acquired	¥ 22
Associates | Other Shareholders
Disclosure Of Business Combinations [Line Items]
Number of shares held by Associate as consideration | shares	10,302,804